Schedule of Intangible Asset Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Xepi® license	$ 4,600	$ 4,600	$ 4,600
Less: Accumulated amortization	(1,045)	(731)	(313)
Intangible asset, net	$ 3,555	$ 3,869	$ 4,287